Funds

First Quarter Report

May 31, 2011

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2011

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Additional Information	44

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2011
Net Assets	$885,928,554
Total Assets	$1,276,874,287
Assets Invested in Senior Loans	$1,210,933,846
Senior Loans Represented	513
Average Amount Outstanding per Loan	$2,360,495
Industries Represented	37
Average Loan Amount per Industry	$32,727,942
Portfolio Turnover Rate (YTD)	22%
Weighted Average Days to Interest Rate Reset	37
Average Loan Final Maturity	55 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	23.89%

PERFORMANCE SUMMARY

The Trust declared $0.07 of dividends during the first fiscal quarter ended May 31, 2011. Based on the average month-end net asset value ("NAV") per share of $6.06, this resulted in an annualized distribution rate(1) of 5.02% for the quarter. The Trust's total net return for the first fiscal quarter, based on NAV, was 0.23% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 0.53% for the same quarter. For the year ended May 31, 2011, the Trust's total return, based on NAV, was 11.49%, versus 9.28% gross return for the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the first fiscal quarter was 3.25% and for the year ended May 31, 2011 was 20.03%.

MARKET REVIEW

Broad measures of U.S. economic activity as reported over the last few months have presented a decidedly mixed picture, complicating an already cloudy macro backdrop. On one hand, corporate earnings remained relatively robust, with little notable shift in what has been generally upbeat overall guidance. On the other hand, revised 1st Quarter gross domestic product figures were clearly disappointing as a host of economic and geopolitical factors, together with the natural disasters in Japan, conspired to stall growth, at least temporarily. The senior loan market's monthly returns were

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

TOP TEN SENIOR LOAN ISSUERS AS OF MAY 31, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.2%	2.2%
Cequel Communications, LLC	3.1%	2.2%
PBL Media	2.6%	1.8%
Univision Communications, Inc.	2.5%	1.8%
Texas Competitive Electric Holdings Company, LLC	2.4%	1.7%
First Data Corporation	2.2%	1.5%
HCA, Inc.	1.9%	1.3%
CSC Holdings, Inc.	1.7%	1.2%
Charter Communications Operating, LLC	1.7%	1.2%
UPC Broadband Holding, B.V.	1.5%	1.1%

Subject to change daily.

mixed during the past fiscal quarter, as March brought a (0.01)% Index return followed by a rebound in April to 0.64%. The increase in uncertainty did not serve global markets well as we moved through the month of May, and a more cautious overall sentiment sent many investment indexes into negative territory. The senior loan market was no exception, as shown by the (0.09)% Index return.

In addition to a general increase in risk aversion, the loan market, as represented by the Index, faced a challenge as a strong wave of new loan issuance pressured secondary prices. New institutional loan issuance jumped to $41.3 billion in May, compared with $26.8 billion in April and $23.6 billion in March. Fortunately, inflows to loan mutual funds, although slowing late in May, remained healthy enough to absorb the new issue pipeline and lessen secondary market price volatility. According to Lipper FMI, loan mutual funds took in $3.74 billion in May versus $3.62 billion in April. Year-to-date inflows into loan mutual funds through May stood at $22.7 billion, approximately $18.3 billion ahead of the same period in 2010.

PORTFOLIO REVIEW

The Trust underperformed the Index during the fiscal quarter. The Trust's moderate overweight of the healthcare industry was a slight detractor as this sector, one of the largest in the Index, underperformed the broad average. Individual issuer positioning did not have a meaningful impact on full-period returns, at either the Trust or Index levels. An under-allocation to CCC and below rated loans was helpful to performance, largely neutralized however, by a similar under-allocation to second lien and small sized issuers. The Trust's investment in European senior loans was moderately beneficial to returns as the overall European loan market fared well relative to its larger, more actively traded U.S. counterpart. Both the Index and the Trust experienced only one default during the fiscal quarter, which did not have a material impact on overall performance.

OUTLOOK AND CURRENT STRATEGY

At this point, our expectations for the near term remain largely unchanged. We continue to be optimistic as to full-year loan returns,

TOP TEN INDUSTRY SECTORS AS OF MAY 31, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	16.9%	11.7%
Retail Stores	10.7%	7.4%
North American Cable	10.3%	7.2%
Data and Internet Services	9.0%	6.3%
Printing & Publishing	9.0%	6.2%
Chemicals, Plastics & Rubber	5.5%	3.8%
Radio and TV Broadcasting	5.3%	3.7%
Utilities	5.1%	3.6%
Beverage, Food & Tobacco	5.0%	3.5%
Automobile	4.9%	3.4%

Subject to change daily.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

but guarded based on what appears to be slowing U.S. and European economic growth and persistent geopolitical unrest, coupled with highly volatile commodity prices and rising input costs. We also continue to assess the probable impact on credit markets of the anticipated finale of the U.S. Federal Reserve's current quantitative easing program. These headwinds could continue to pressure loan prices over the immediate future. Absent any material shift in risk appetite, however, we think prices should be generally supported by stable technical factors. We note also that we expect the principal risk factor when investing in loans, namely that of fundamental credit risk, to remain manageable over the short to intermediate term as corporate default rates have fallen inside of this historical average for the asset class and watch list activity remains reasonably sparse. That said, macroeconomic risk remains elevated; we continue to monitor both the fundamental credit environment and the technical backdrop of the loan market for changes that would impact our sector and issuer positioning within the portfolio.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
June 24, 2011

Ratings Distribution as of May 31, 2011
Baa	3.77%
Ba	42.66%
B	37.03%
Caa and below	2.21%
Not rated*	14.33%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2011
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	11.49%	4.50%	2.88%	4.47%
Based on Market Value	20.03%	8.10%	4.68%	4.83%
S&P/LSTA Leveraged Loan Index	9.28%	7.31%	5.28%	5.21%
Credit-Suisse Leveraged Loan Index	9.79%	6.14%	4.49%	4.88%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2011	3.25%	5.13%	5.03%	4.98%	4.89%
February 28, 2011	3.25%	5.42%	5.47%	4.93%	4.98%
November 30, 2010	3.25%	5.01%	5.10%	5.32%	5.41%
August 31, 2010	3.25%	4.89%	5.08%	5.78%	6.00%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last monthly dividend of each quarter and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in case of Market) at quarter-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2011 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,237,033,216)	$1,237,473,277
Cash	2,616,838
Foreign currencies at value (Cost $11,919,914)	12,103,698
Receivables:
Investment securities sold	16,907,180
Interest	5,333,197
Other	21,468
Unrealized appreciation on forward foreign currency contracts	2,411,622
Unrealized appreciation on unfunded commitments	1,619
Prepaid expenses	5,388
Total assets	1,276,874,287
LIABILITIES:
Notes payable	230,000,000
Payable for investment securities purchased	81,957,963
Accrued interest payable	434,736
Dividends payable — preferred shares	1,776
Payable to affiliates	1,075,556
Accrued trustees fees	7,977
Unrealized depreciation on forward foreign currency contracts	1,988,247
Unrealized depreciation on unfunded commitments	17,783
Other accrued expenses	461,695
Total liabilities	315,945,733
Preferred shares, $25,000 stated value per share at liquidation value (3,000 shares outstanding)	75,000,000
NET ASSETS	$885,928,554
Net assets value per common share outstanding (net assets divided by 147,048,300 shares of beneficial interest authorized and outstanding, no par value)	$6.02
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,175,302,362
Undistributed net investment income	1,373,286
Accumulated net realized loss	(291,188,897)
Net unrealized appreciation	441,803
NET ASSETS	$885,928,554

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$16,156,372
Amendment fees earned	535,651
Other	857,425
Total investment income	17,549,448
EXPENSES:
Investment management fees	2,443,828
Administration fees	763,696
Transfer agent fees	17,207
Interest expense	1,140,546
Custody and accounting expense	138,920
Professional fees	91,356
Preferred shares — dividend disbursing agent fees	48,361
Shareholder reporting expense	88,320
Trustees fees	8,096
Miscellaneous expense	85,409
Total expenses	4,825,739
Net investment income	12,723,709
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,747,877
Forward foreign currency contracts	(6,081,897)
Foreign currency related transactions	(1,698,079)
Net realized loss	(6,032,099)
Net change in unrealized appreciation or depreciation on:
Investments	(6,502,403)
Forward foreign currency contracts	2,478,289
Foreign currency related transactions	32,856
Unfunded commitments	(89,617)
Net change in unrealized appreciation or depreciation	(4,080,875)
Net realized and unrealized loss	(10,112,974)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(36,284)
Increase in net assets resulting from operations	$2,574,451

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2011	Year Ended February 28, 2011
FROM OPERATIONS:
Net investment income	$12,723,709	$41,568,273
Net realized loss	(6,032,099)	(19,056,520)
Net change in unrealized appreciation or depreciation	(4,080,875)	76,785,973
Distributions to preferred shareholders from net investment income	(36,284)	(423,452)
Increase in net assets resulting from operations	2,574,451	98,874,274
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(10,876,898)	(43,725,897)
From return of capital	—	(2,667,020)
Decrease in net assets from distributions to common shareholders	(10,876,898)	(46,392,917)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	548,341	392,395
Proceeds from shares sold	21,903	10,002,232
Net increase from capital share transactions	570,244	10,394,627
Net increase (decrease) in net assets	(7,732,203)	62,875,984
NET ASSETS:
Beginning of period	893,660,757	830,784,773
End of period (including undistributed (distributions in excess of) net investment income of $1,373,286 and $(437,241) respectively)	$885,928,554	$893,660,757

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2011 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$12,755,276
Dividends paid to preferred shareholders	(38,225)
Arrangement fee paid	(63,870)
Other income received	1,231,575
Interest paid	(885,234)
Other operating expenses paid	(3,594,077)
Purchases of securities	(317,745,706)
Proceeds on sale of securities	298,235,848
Net cash used by operating activities	(10,104,413)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(10,328,557)
Redemption of preferred shares	(25,000,000)
Proceeds from shares sold	21,903
Net increase of notes payable	43,000,000
Net cash flows provided by financing activities	7,693,346
Net decrease in cash	(2,411,067)
Cash at beginning of period	5,027,905
Cash at end of period	$2,616,838
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Used by Operating Activities:
Net increase in net assets resulting from operations	$2,574,451
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	6,502,403
Change in unrealized appreciation or depreciation on forward currency contracts	(2,478,289)
Change in unrealized appreciation or depreciation on unfunded commitments	89,617
Change in unrealized appreciation or depreciation on other assets and liabilities	(32,856)
Accretion of discounts on investments	(2,400,879)
Amortization of premiums on investments	103,064
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	6,032,099
Purchases of investment securities	(317,745,706)
Proceeds from disposition of investment securities	298,235,848
Increase in other assets	(10,588)
Increase in interest receivable	(1,103,281)
Decrease in prepaid expenses	2,610
Decrease in deferred arrangement fees on senior loans	(63,870)
Increase in accrued interest payable	255,312
Decrease in dividends payable — preferred shares	(1,941)
Increase in payable to affiliates	126,575
Increase in accrued trustees fees	994
Decrease in other accrued expenses	(189,976)
Total adjustments	(12,678,864)
Net cash used by operating activities	$(10,104,413)
Non Cash Financing Activities
Reinvestment of dividends	$548,341

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
05-31-11	6.08	0.09	(0.08)	(0.00)*	—	0.01	(0.07)	—	(0.07)	6.02	6.14
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	—	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	—	(0.74)	7.20	6.77

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
05-31-11	0.23		3.25		1.63	2.15	2.15	5.69	885,929	22
02-28-11	12.32		7.09		1.59	1.93	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.77 (5)	1.99 (5)	1.93	5.56	830,785	38
02-28-09	(31.93	)(4)	(32.03	)(4)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  There was no impact on total return due to payments by affiliates.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
05-31-11	1.51	1.95	1.95	5.17	1.31	1.71	1.71	4.50
02-28-11	1.36	1.64	1.64	4.14	1.39	1.68	1.68	4.26
02-28-10	1.36 (5)	1.52 (5)	1.48	4.26	1.67 (5)	1.87 (5)	1.81	5.23
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
05-31-11	75,000	25,000	97,600	230,000	5,177	240,083	147,048
02-28-11	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect any add-back for the borrowings.

(b)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2011, 99.7% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended May 31, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended May 31, 2011, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $131,667,774.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended May 31, 2011, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $277,963,059 and $310,813,239, respectively. At May 31, 2011, the Trust held senior loans valued at $1,210,933,846 representing 97.9% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Cedar Chemical (Liquidation Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (32,592 Common Shares)	01/05/10	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities (fair value $446,679 was 0.05% of net assets at May 31, 2011)		$2,801

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate Initial Public Offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations: and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned Initial Public Offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's and/or Sub-Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2011, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$819,471	$256,085	$1,075,556

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $275 million 364-day revolving credit agreement which matures August 17, 2011, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at May 31, 2011, was $230 million. Weighted average interest rate on outstanding borrowings was 1.65%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 18.02% of total assets at May 31, 2011. Average borrowings for the period ended May 31, 2011 were $240,082,609 and the average annualized interest rate was 1.89% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of May 31, 2011, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

CB Richard Ellis Services, Inc. Term Loan C	$1,800,000
CB Richard Ellis Services, Inc. Term Loan D	$3,200,000
Frac Tech International LLC	$441,176
inVentiv Health, Inc.	$1,533,333
Physician Oncology Services LP	$76,531

The net unrealized appreciation and depreciation on these commitments of $1,619 and $17,783, respectively, as of May 31, 2011 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2011, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Historically, Preferred Shares paid dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, the Trust has not received sufficient hold orders or any purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, under the terms of the preferred shares, the amounts sold, if any, by each selling shareholder are reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction. While it is possible that the dividend rate for the preferred shares will be set by means of an auction at some future time, there is no current expectation that this will be the case.

Since June 9, 2008, the Trust has announced the approval by the Board of a number of partial redemptions of its outstanding preferred shares. On September 30, 2010, the Board approved the continuation of the program for the quarterly redemptions of up to $100 million of the Trust's auction rate preferred shares to be redeemed on a quarterly basis in the amount of up to $25 million per quarter beginning January 2011 through approximately January 2012, subject to management's discretion to modify or cancel the program at any time. Pursuant to these quarterly redemptions, as of May 31, 2011, the Trust redeemed $375 million of its previously outstanding preferred shares and will have $75 million of preferred shares still outstanding. The preferred shares were redeemed using proceeds available through the Trust's existing bank loan facility and with cash held by the Trust. Redemption costs and the ongoing costs of obtaining leverage through a

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS (continued)

bank loan facility may reduce returns to common shares and may be higher or lower than the costs of leverage obtained through the preferred shares. The Trust will continue to monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its common and preferred shareholders. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

NOTE 8 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2011, the Trust held 0.5% of its total assets in subordinated loans and unsecured loans.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Three Months Ended May 31, 2011	Year Ended February 28, 2011
Number of Shares
Reinvestment of distributions from common shares	90,882	66,580
Proceeds from shares sold	3,585	1,677,409
Net increase in shares outstanding	94,467	1,743,989
Dollar Amount ($)
Reinvestment of distributions from common shares	$548,341	$392,395
Proceeds from shares sold	21,903	10,002,232
Net increase	$570,244	$10,394,627

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals, and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three Months Ended May 31, 2011	Year Ended February 28, 2011
Ordinary Income	Ordinary Income	Return of Capital
$10,913,183	$44,149,349	$2,667,020

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2011 were:

Unrealized Depreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,656,602	$(11,408,575)	$(2,488,438)	$(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			(125,812,939)	2018
			(24,760,715)	2019
			$(272,827,233)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of May 31, 2011, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Trust. In general, the provisions of the Act will be effective for the Trust's tax year ending February 29, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Trust, if any, will be contained within the "Federal Income Taxes" section of the financial statement notes for the fiscal year ending February 29, 2012.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of May 31, 2011, management of the Trust is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to May 31, 2011, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0255	5/31/11	6/10/11	6/22/11
$0.0250	6/30/11	7/11/11	7/22/11

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2011 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

Subsequent to May 31, 2011, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$3.34	06/06/11 — 07/18/11	06/13/11 — 07/25/11	06/14/11 — 07/26/11	0.10%
Series T	$3.28	06/07/11 — 07/19/11	06/14/11 — 07/26/11	06/15/11 — 07/27/11	0.10%
Series W	$3.06	06/01/11 — 07/13/11	06/08/11 — 07/20/11	06/09/11 — 07/21/11	0.09%
Series Th	$3.86	06/02/11 — 07/14/11	06/09/11 — 07/21/11	06/10/11 — 07/22/11	0.11%
Series F	$4.08	06/03/11 — 07/15/11	06/10/11 — 07/22/11	06/13/11 — 07/25/11	0.12%

Subsequent to May 31, 2011, the next quarterly redemption itemized below occured in July 2011, subject to satisfying the notice and other requirements that apply to Auction Rate Preferred Shares ("ARPS") redemptions. Upon completion of such notice and other requirements, the Trust will issue a formal redemption notice to the paying agent and record holders. The amount and timing of redemptions of ARPS will be at the discretion of the Trust's management, subject to market conditions and investment considerations.

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series F	200	$5,000,000	07/11/11
Series M	200	$5,000,000	07/12/11
Series T	200	$5,000,000	07/13/11
Series W	200	$5,000,000	07/14/11
Series Th	200	$5,000,000	07/15/11
Totals	1,000	$25,000,000

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited)

Senior Loans*: 136.7%
Principal Amount			Borrower/Tranche Description	Fair Value
Aerospace & Defense: 2.3%
	$10,000,000		Delta, New Term Loan B, 5.500%, due 04/20/17	$9,930,210
	500,000		Delta, Term Loan B, 4.250%, due 03/07/16	498,360
	710,526		Forgings International Ltd., Tranche B Dollar Term Loan, 4.807%, due 12/18/15	686,546
	710,526		Forgings International Ltd., Tranche C Dollar Term Loan, 5.307%, due 12/20/16	686,546
	2,094,750		Transdigm, Inc., New Term Loan B, 4.000%, due 02/14/17	2,107,281
	3,987,670		United Airlines, Inc., Term Loan B, 2.268%, due 02/03/14	3,873,646
	2,958,333		US Airways, Term Loan, 2.694%, due 03/21/14	2,727,418
				20,510,007
Automobile: 4.9%
	3,173,788		Avis Budget Car Rental, LLC, New Term Loan, 5.750%, due 04/19/14	3,188,308
	4,000,000	(4)	Chrysler Group LLC, Term Loan, due 06/02/17	3,982,800
	2,000,000	(4)	Delphi Corporation, Term Loan B, due 03/31/17	2,009,158
	3,167,060		Dollar Thrifty Automotive Group, Inc., Term Loan B, 2.691%, due 06/15/13	3,163,101
	4,604,548		Federal-Mogul Corporation, Term Loan B, 2.146%, due 12/29/14	4,444,830
	2,349,259		Federal-Mogul Corporation, Term Loan C, 2.139%, due 12/28/15	2,267,770
	3,940,786		Ford Motor Company, Term Loan B1, 2.950%, due 12/16/13	3,946,315
	3,882,029		Ford Motor Company, Term Loan B2, 2.950%, due 12/16/13	3,884,444
	5,000,000	(4)	KAR Auction Services, Inc., Term Loan B, due 05/19/17	5,025,000
	2,700,000		Metaldyne, LLC, New Term Loan B, 5.250%, due 05/18/17	2,706,750
	1,945,125		Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	1,959,713
	961,956		Tomkins, Inc., New Term Loan A, 4.250%, due 09/29/15	963,459
	3,984,627		Tomkins, Inc., New Term Loan B, 4.250%, due 09/29/16	4,002,475
	1,271,813		Transtar Holding Company, Term Loan B, 4.500%, due 12/21/16	1,282,941
	498,750		UCI International, Inc., New Term Loan B, 5.500%, due 07/26/17	503,634
				43,330,698
Beverage, Food & Tobacco: 5.0%
	3,980,000		Advance Pierre Foods, 1st Lien Term Loan, 7.000%, due 09/30/16	4,014,825
	1,892,960		ARAMARK, Canadian Term Loan, 2.182%, due 01/26/14	1,855,101
	456,754		ARAMARK, Extended Letter of Credit, 3.494%, due 07/26/16	457,254
	6,945,247		ARAMARK, Extended Term Loan B, 3.557%, due 07/26/16	6,952,845
	632,780		ARAMARK, Synthetic Letter of Credit, 2.119%, due 01/27/14	625,659
	3,147,614		ARAMARK, Term Loan, 2.182%, due 01/27/14	3,112,191
	946,542		Bolthouse Farms, Inc, New 1st Lien Term Loan, 5.502%, due 02/11/16	952,754
	85,000		Darling International Inc., Term Loan, 5.000%, due 12/16/16	85,903
	3,000,000		Del Monte Corporation, Term Loan, 4.500%, due 03/08/18	3,004,434
EUR	2,125,000		Iglo Birds Eye, EUR Term Loan D, 5.950%, due 04/30/16	3,089,174
GBP	1,250,000		Iglo Birds Eye, GBP Term Loan E, 5.273%, due 04/29/16	2,071,282
	$2,000,000	(4)	JBS USA, Inc. (FKA Swift), Term Loan, due 05/16/18	2,002,476
	1,200,000		Michael Foods, Term Loan, 4.250%, due 02/23/18	1,206,300
	7,423,092		Pinnacle Foods Holding Corporation, Tranche B Term Loan, 2.711%, due 04/02/14	7,382,368

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Beverage, Food & Tobacco: (continued)
EUR	666,192		Selecta, EUR Facility B4, 3.615%, due 06/28/15	$893,412
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.360%, due 02/07/15	630,307
GBP	2,671,660		United Biscuits Holdco Limited, GBP Term Loan B1, 2.881%, due 12/15/14	4,347,064
	$1,458,000		Windsor Quality Foods Company, New Term Loan B, 5.000%, due 02/16/17	1,462,860
				44,146,209
Buildings & Real Estate: 2.3%
	2,250,000		Armstrong World Industries, Inc., New Term Loan B, 4.000%, due 03/09/18	2,263,829
	7,917,875		Capital Automotive L.P., New Term Loan B, 5.000%, due 03/10/17	7,873,337
	1,492,500		CB Richard Ellis, New Term Loan B, 3.454%, due 11/06/16	1,493,433
	988,718		Contech Construction Products Inc., Term Loan, 5.250%, due 01/31/13	839,174
	991,780		Custom Building Products, Inc., Term Loan B, 5.750%, due 03/19/15	997,978
	3,184,000		Goodman Global Inc., 1st Lien Term Loan, 5.750%, due 10/28/16	3,213,840
	892,524		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	899,765
	1,500,000	(4)	LNR Property Corporation, Term Loan B, due 04/29/16	1,506,563
	1,397,431		Realogy Corporation, Extended Term Loan, 4.518%, due 10/10/16	1,305,101
				20,393,020
Cargo Transport: 1.1%
	775,000	(4)	Baker Tanks, Inc., Term Loan B, due 06/08/17	778,875
	1,350,233		Baker Tanks, Inc., Term Loan C, 4.764%, due 05/08/14	1,350,233
	869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.307%, due 08/31/16	855,172
	702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.273%, due 08/31/16	699,197
	2,168,551		Ceva Group PLC, Extended Tranche B Term Loan, 5.273%, due 08/31/16	2,141,443
	587,791		Dockwise Transport N.V., Tranche B-1 Term Loan, 2.057%, due 04/10/15	569,668
	481,690		Dockwise Transport N.V., Tranche B-2 Term Loan, 2.057%, due 01/11/15	466,838
	493,871		Dockwise Transport N.V., Tranche C-1 Term Loan, 2.932%, due 04/10/16	478,643
	481,690		Dockwise Transport N.V., Tranche C-2 Term Loan, 2.932%, due 01/11/16	466,838
	715,364		Inmar, Inc., Term Loan B, 2.450%, due 04/29/13	702,845
	1,017,804		US Shipping Partners L.P., Restated Term Loan,
			9.200%, due 08/07/13	917,721
				9,427,473
Cellular: 0.2%
	2,229,339		NTELOS Inc., New Term Loan B, 4.000%, due 08/07/15	2,237,421
				2,237,421

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber: 5.5%
	$726,294	AZ Chem US Inc., New Term Loan B, 4.750%, due 11/21/16	$730,924
	695,099	Brenntag Holding GmbH & Co. KG, Acquisition Term Loan, 3.706%, due 01/20/14	698,357
	3,542,098	Brenntag Holding GmbH & Co. KG, Term Loan B2, 3.712%, due 01/20/14	3,548,739
	765,000	Chemtura Corporation, Exit Term Loan B, 5.500%, due 08/27/16	771,216
	2,548,754	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), 1st Lien Term Loan, 2.557%, due 05/15/14	2,547,959
	1,000,000	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), 2nd Lien Term Loan, 6.057%, due 11/15/14	999,688
	1,710,831	Diversey Inc, New Term Loan B, 4.000%, due 11/24/15	1,717,782
	597,427	Houghton International, Inc., New Term Loan B, 6.750%, due 01/29/16	602,281
	5,606,098	Huntsman International LLC, Term Loan C, 2.463%, due 06/30/16	5,549,257
	121,367	Ineos US Finance LLC, Term Loan A2, 7.001%, due 12/14/12	126,828
	1,845,179	Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	1,911,491
	2,149,532	Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	2,226,782
	1,379,086	ISP Chemco Inc., Term Loan, 1.750%, due 06/04/14	1,367,881
EUR	1,528,259	MacDermid, Inc., EUR Tranche C Term Loan, 3.433%, due 04/11/14	2,162,149
	$1,246,979	MacDermid, Inc., Term Loan B, 2.191%, due 04/12/14	1,240,355
	2,911,123	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C1, 4.000%, due 05/05/15	2,894,383
	1,300,967	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C2, 4.063%, due 05/05/15	1,293,486
	1,158,747	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C4, 4.062%, due 05/05/15	1,160,167
	962,500	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C5, 4.063%, due 05/05/15	962,500
	997,409	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C7, 4.063%, due 05/05/15	991,176
		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C3 Credit Linked Deposit, 2.499%, due 05/05/13	1,105,800
	995,000	Nalco Company, Term Loan B1, 4.500%, due 10/05/17	1,004,061
	1,293,500	Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	1,306,840
	2,134,728	Polypore Incorporated, Incremental Term Loan, 2.200%, due 07/03/14	2,114,715
	1,410,000	Rockwood Specialties Group, Inc., New Term Loan B, 3.750%, due 02/09/18	1,422,463
	1,057,206	Solutia Inc., New Term Loan B, 3.500%, due 08/01/17	1,062,398
	3,391,500	Styron S.A.R.L., New Term Loan B, 6.000%, due 08/02/17	3,419,663
	666,667	Taminco, Term Loan B2, 2.175%, due 08/31/15	656,667
	666,667	Taminco, Term Loan C2, 3.425%, due 08/31/16	656,667
	2,294,250	Univar Inc., Term Loan B, 5.000%, due 06/30/17	2,297,937
			48,550,612

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Containers, Packaging & Glass: 4.4%
	$4,747,553		Berry Plastics Corporation, Term Loan C, 2.261%, due 04/03/15	$4,575,160
	263,540		Bway Holding Corporation, Canadian Term Loan C, 4.503%, due 02/23/18	265,023
	2,968,360		Bway Holding Corporation, New Term Loan B, 4.503%, due 02/23/18	2,982,584
	7,671,032		Graham Packaging Company, L.P, Term Loan C,
			6.750%, due 04/05/14	7,706,173
	134,777		Graphic Packaging International, Inc., Term Loan B, 2.289%, due 05/16/14	134,398
	4,584,264		KLEOPATRA LUX 2 S.À. R.L, Senior Term Facility 1, 2.957%, due 01/03/16	4,034,152
EUR	1,200,000		Mivisa Envases SAU (Mivisa), New EUR Term Loan B3, 5.750%, due 01/30/18	1,754,543
	$2,158,295		Pro Mach, Inc, Tranche B Term Loan, 4.500%, due 12/14/11	2,152,900
EUR	1,000,000		Reynolds Group Holdings Limited, Euro Term Loan, 5.000%, due 02/09/18	1,445,940
	$8,300,000		Reynolds Group Holdings Limited, Tranche E Term Loan, 4.250%, due 02/09/18	8,313,629
	2,000,000	(4)	Rock-Tenn Company, Term Loan B, due 03/28/18	2,009,876
	1,000,000	(4)	Xerium Technologies, Inc., 2nd Lien Term Loan, due 05/25/15	1,001,250
	3,000,000	(4)	Xerium Technologies, Inc., New Term Loan B, due 05/22/17	3,016,875
				39,392,503
Data and Internet Services: 9.0%
	1,237,500		Aspect Software, Inc., New Term Loan B, 6.250%, due 04/19/16	1,245,750
	2,650,000		Attachmate Corporation, New Term Loan B, 6.500%, due 04/27/17	2,671,531
	2,094,750		AutoTrader.com, Inc., New Term Loan B, 4.750%, due 12/15/16	2,105,224
	5,327,156		Avaya Inc., Extended Term Loan B3, 4.755%, due 10/26/17	5,198,787
	2,652,034		Avaya Inc., Term Loan, 3.005%, due 10/24/14	2,565,180
	4,340,537		Carlson Wagonlit Holdings B.V., Term Loan B2, 4.023%, due 08/04/14	4,327,515
	1,801,656		CCC Information Services Group, Inc., New Term Loan B, 5.500%, due 11/11/15	1,812,071
	3,100,000		Dealer Computer Services Inc., New Term Loan B, 3.750%, due 04/20/18	3,114,855
	1,197,000		Fifth Third Processing Solutions, Term Loan B1, 4.750%, due 11/03/16	1,202,237
	2,204,375		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	2,231,930
	3,584,122		First Data Corporation, Term Loan B1, 2.945%, due 09/24/14	3,362,011
	3,949,709		First Data Corporation, Term Loan B2, 2.945%, due 09/24/14	3,705,115
	13,170,534		First Data Corporation, Term Loan B3, 2.963%, due 09/24/14	12,348,060
	3,031,999		Orbitz Worldwide, Inc., Term Loan, 3.227%, due 07/25/14	2,854,627
	2,216,666		Property Data I, Inc., Term Loan, 7.000%, due 12/21/16	2,218,513
	10,993,136	(4)	Sabre Inc., Term Loan B, 2.214%, due 09/30/14	9,909,532
	1,990,000		SAVVIS Communications Corporation, Term Loan, 6.750%, due 08/04/16	2,007,910

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Data and Internet Services: (continued)
	$1,900,000	(4)	Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2, 6.250%, due 10/15/17	$1,910,391
	1,440,000		Sungard Data Systems Inc, Add on Term Loan, 3.710%, due 02/28/14	1,449,000
	241,726		Sungard Data Systems Inc, Tranche A, 1.955%, due 02/28/14	239,740
	6,540,390		Sungard Data Systems Inc, Tranche B, 3.873%, due 02/26/16	6,554,701
	3,420,000		Trans Union LLC, New Term Loan B, 4.750%, due 02/12/18	3,441,375
	2,526,694		Transfirst Holdings, Inc., Term Loan B, 3.060%, due 06/15/14	2,457,210
	676,705		Travelport, Inc., Extended Delayed Draw Term Loan, 4.741%, due 08/21/15	654,349
	421,022		Travelport, Inc., Extended Term Loan B, 4.741%, due 08/21/15	407,113
	136,295		Travelport, Inc., Tranche S Term Loan, 4.807%, due 08/21/15	131,792
				80,126,519
Diversified / Conglomerate Manufacturing: 2.3%
	2,613,737		Brand Services, Inc., New Term Loan, 2.563%, due 02/07/14	2,520,079
	1,143,354		Brand Services, Inc., Term Loan B 2, 3.563%, due 02/07/14	1,113,817
	1,500,000		Doncasters Group Limited, U.S. Term Loan B2, 0.000%, due 07/13/15	1,466,876
	1,500,000		Doncasters Group Limited, U.S. Term Loan C2, 0.000%, due 07/13/15	1,466,876
	2,895,602	(4)	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended 1st Lien Term Loan, 5.500%, due 05/31/16	2,896,053
	174,965		EPD, Inc., Delayed Draw Term Loan, 2.700%, due 07/31/14	168,732
	1,221,591		EPD, Inc., Initial Term Loan, 2.700%, due 07/31/14	1,178,072
EUR	390,982	(3)	Ferretti S.p.A, EUR Term Loan B, 0.000%, due 01/31/15	403,912
EUR	387,966	(3)	Ferretti S.p.A, EUR Term Loan C, 0.000%, due 01/31/16	400,796
EUR	67,493	(3)	Ferretti S.p.A, EUR Term Loan G, 0.000%, due 01/31/17	71,343
	$420,000		Manitowoc Company, Inc. (The), New Term Loan B, 4.250%, due 11/13/17	422,450
	4,112,730		Rexnord Corporation / RBS Global, Inc., Term Loan B, 2.791%, due 07/19/13	4,095,590
	939,063		Rexnord Corporation / RBS Global, Inc., Term Loan B2, 2.500%, due 07/19/13	935,150
	500,000		Sensata Technologies B.V., New Term Loan, 4.000%, due 05/11/18	501,615
	450,000		Sensus Metering Systems Inc., 1st Lien Term Loan, 4.750%, due 05/09/17	453,094
	400,000		Sensus Metering Systems Inc., 2nd Lien Term Loan, 8.500%, due 05/09/18	408,250
	1,989,647		Wire Rope Corporation Of America, Inc., Term Loan, 5.250%, due 02/10/14	1,979,698
				20,482,403
Diversified / Conglomerate Service: 4.9%
	6,764,197		Affinion Group, Inc., Tranche B Term Loan, 5.000%, due 10/10/16	6,780,261
	1,561,312		AlixPartners LLP, Term Loan B, 2.308%, due 10/12/13	1,556,922
	250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.500%, due 03/16/18	256,250
	1,500,000		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,512,170

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service: (continued)
	$4,184,801		Catalina Marketing Corporation, Term Loan, 2.941%, due 10/01/14	$4,153,415
	840,968		Coach America Holdings, Inc., 1st Lien Term Loan, 7.250%, due 04/18/14	698,003
	180,206		Coach America Holdings, Inc., Synthetic Letter of Credit, 6.061%, due 04/20/14	149,571
	3,283,500		Fidelity National Information Services, Inc., Term Loan B, 5.250%, due 07/18/16	3,303,339
EUR	422,505		ISS Holding A/S, EUR Facility B10, 3.241%, due 12/31/13	603,922
EUR	239,210		ISS Holding A/S, EUR Facility B5, 3.241%, due 12/31/13	341,924
EUR	42,682		ISS Holding A/S, EUR Facility B6, 3.241%, due 12/31/13	61,009
EUR	31,958		ISS Holding A/S, EUR Facility B7, 3.241%, due 12/31/13	45,680
EUR	225,927		ISS Holding A/S, EUR Facility B8, 3.241%, due 12/31/13	322,937
EUR	3,017,890		ISS Holding A/S, EUR Term Loan B9, 3.241%, due 12/31/13	4,313,728
	$3,075,000	(4)	MoneyGram International, Inc., Term Loan B, due 11/17/17	3,096,141
	3,000,000		NDS Treasury (Americas), New Term Loan B, 4.000%, due 03/12/18	3,009,375
	450,214		ServiceMaster Company, Delayed Draw Term Loan, 2.700%, due 07/24/14	440,486
	4,520,896		ServiceMaster Company, Term Loan, 2.739%, due 07/24/14	4,423,213
	1,656,494		Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,642,000
	798,000		Vertafore, Inc., Term Loan, 5.250%, due 07/29/16	803,237
	934,447		West Corp, Term Loan B2, 2.732%, due 10/24/13	930,165
	2,571,757		West Corp, Term Loan B4, 4.594%, due 07/15/16	2,582,687
	2,272,707		West Corp, Term Loan B5, 4.607%, due 07/15/16	2,286,202
				43,312,637
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 0.9%
	4,324,559		Georgia Pacific LLC, New Term Loan B, 2.309%, due 12/21/12	4,325,787
	3,788,098		Georgia Pacific LLC, New Term Loan C, 3.559%, due 12/23/14	3,800,989
				8,126,776
Ecological: 0.4%
	485,000		Synagro Technologies, Inc., 2nd Lien Term Loan, 4.950%, due 10/02/14	446,503
	779,353		Synagro Technologies, Inc., Term Loan B, 2.200%, due 04/02/14	739,606
	2,000,000		Waste Industries USA, Inc., Term Loan B, 4.750%, due 03/17/17	2,008,727
				3,194,836
Electronics: 3.7%
	2,300,000		Aeroflex, Inc., Term Loan B, 4.250%, due 05/09/18	2,305,732
	475,313		Brocade Communications Systems, Inc., Term Loan B, 7.000%, due 10/07/13	478,283
	921,076		CDW LLC, Extended TL, 4.500%, due 07/14/17	919,267
	4,700,000		Eagle Parent, Inc., New Term Loan, 5.000%, due 05/16/18	4,656,525
	278,624		FCI International S.A.S., Term Loan A1, 2.790%, due 09/30/12	276,535
	254,772		FCI International S.A.S., Term Loan A2, 2.790%, due 09/30/12	252,861
	9,261,353		Freescale Semiconductor, Inc., Extended Term Loan B, 4.461%, due 12/01/16	9,242,543

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Electronics: (continued)
EUR	500,000			Infor Enterprise Solutions Holdings, Inc., EUR 2nd Lien Term Loan, 7.490%, due 03/02/14	$648,066
	$173,879			Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 5.950%, due 07/28/15	172,575
	481,250			Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B1, 4.970%, due 07/28/15	470,416
EUR	718,125			Infor Enterprise Solutions Holdings, Inc., Extended EUR Initial Term Loan, 6.901%, due 07/28/15	1,012,749
	$349,146			Infor Enterprise Solutions Holdings, Inc., Extended Initial Term Loan, 5.950%, due 07/28/15	342,272
	463,658			Intersil Corporation, Term Loan, 4.750%, due 04/27/16	466,991
	2,240,000			Kronos Incorporated, 2nd Lien Term Loan, 6.057%, due 06/11/15	2,212,000
	3,081,016			Kronos Incorporated, Initial Term Loan, 2.057%, due 06/11/14	3,045,045
	1,795,500			Microsemi Corporation, New Term Loan B, 4.000%, due 11/02/17	1,805,600
	2,400,000			Open Link Financial, Inc., New Term Loan B, 5.250%, due 04/26/18	2,392,500
	625,000			Rovi Corporation, Tranche B Term Loan, 4.000%, due 02/07/18	629,297
	1,043,688			Spansion LLC, Exit Term Loan B, 4.750%, due 01/08/15	1,049,069
					32,378,326
Finance: 2.5%
	861,845			BNY ConvergEx Group, LLC, Eze Term Loan, 5.250%, due 12/19/16	866,558
	2,053,947			BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	2,065,180
	4,975,000			Interactive Data Corporation, New Term Loan B, 4.750%, due 02/12/18	5,000,209
	5,312,177			LPL Holdings, Inc., 2015 Extended Term Loan, 4.250%, due 06/25/15	5,345,379
	1,922,739			LPL Holdings, Inc., 2017 Term Loan — Add on, 5.250%, due 06/28/17	1,940,165
	4,450,340			MSCI Inc., Term Loan B1, 3.750%, due 03/14/17	4,489,974
	2,636,835			Nuveen Investments, Inc., Extended Term Loan, 5.791%, due 05/12/17	2,654,141
					22,361,606
Gaming: 4.5%
	887,500			Ameristar Casinos Inc., Term Loan B, 4.000%, due 04/13/18	892,885
	1,275,000			Caesars Octavius, LLC, Term Loan, 9.261%, due 02/24/17	1,287,352
	1,221,163			Cannery Casino Resorts, LLC, Delayed Draw Term Loan, 4.443%, due 05/20/13	1,208,951
	1,465,660			Cannery Casino Resorts, LLC, Term Loan B, 4.443%, due 05/17/13	1,451,003
	535,170	(2	)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 0.000%, due 06/06/14	147,172
	1,070,339	(2	)(3)	Fontainebleau Las Vegas, LLC, Term Loan B, 3.250%, due 06/06/14	294,343
GBP	1,486,672	(4)		Gala Group, GBP Term Loan B, 4.839%, due 10/25/13	2,444,649
GBP	1,496,242	(4)		Gala Group, GBP Term Loan C, 5.338%, due 10/27/14	2,460,386
	$814,286			Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	822,429
	1,220,873			Golden Nugget, Inc., New Delayed Draw Term Loan, 3.200%, due 06/30/14	1,076,404
	2,144,764			Golden Nugget, Inc., Term Loan B, 3.200%, due 06/30/14	1,890,967

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Gaming: (continued)
	$750,000	(2	)(3)	Green Valley Ranch Gaming, LLC, 2nd Lien Term Loan, 0.000%, due 08/16/14	$14,766
	1,536,111			Harrahs Operating Company, Inc, Incremental Term Loan B4, 9.500%, due 10/31/16	1,633,253
	2,415,817			Harrahs Operating Company, Inc, Term Loan B1, 3.274%, due 01/28/15	2,254,086
	7,249,697			Harrahs Operating Company, Inc, Term Loan B2, 3.249%, due 01/28/15	6,765,765
	3,146,839			Harrahs Operating Company, Inc, Term Loan B3, 3.274%, due 01/28/15	2,936,167
	2,144,625			Isle Of Capri Casinos, Inc., New Term Loan B, 4.750%, due 03/24/17	2,158,012
	1,096,395			Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 3.000%, due 11/23/16	1,079,949
	4,467,385			Las Vegas Sands, LLC, Extended Term Loan B, 3.000%, due 11/23/16	4,397,582
	16,228			Seminole Tribe Of Florida, Delayed Draw Term Loan B2, 1.813%, due 03/05/14	15,994
	857,981			VML US FINANCE LLC, Delayed Draw Term Loan B, 4.700%, due 05/25/12	858,875
	2,098,622			VML US FINANCE LLC, New Project Term Loan, 4.700%, due 05/27/13	2,097,529
	1,578,325			VML US FINANCE LLC, Term Loan B, 4.700%, due 05/27/13	1,579,970
					39,768,489
Healthcare, Education and Childcare: 16.9%
	380,904			Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.441%, due 04/24/15	380,403
	1,566,802			Bausch & Lomb, Inc., Term Loan, 3.531%, due 04/24/15	1,564,741
	5,888,144			Biomet Inc., Term Loan B, 3.276%, due 03/25/15	5,865,681
	452,469			Bright Horizons Family Solutions Inc., Term Loan B, 7.500%, due 05/28/15	455,768
	6,331,111			Catalent Pharma Solutions, Inc., Dollar Term Loan, 2.441%, due 04/10/14	6,179,164
	1,888,043			CHG Medical Staffing, Inc., Term Loan B, 7.000%, due 10/05/16	1,906,924
	7,674,205			CHS/Community Health Systems, Inc., Extended Term Loan B, 3.754%, due 01/25/17	7,499,142
	20,470,364			CHS/Community Health Systems, Inc., Non Extended Term Loan, 2.504%, due 07/25/14	19,816,602
	1,052,319			CHS/Community Health Systems, Inc., Non-Extended Delayed Draw, 2.504%, due 07/25/14	1,018,711
	1,042,388			ConvaTec, Term Loan, 5.750%, due 12/22/16	1,047,437
	1,246,875			Davita Inc., New Term Loan B, 4.500%, due 10/20/16	1,257,006
	6,000,000			Drumm Investors LLC, Term Loan, 5.000%, due 05/04/18	5,915,970
	1,241,432	(4)		Emdeon Business Services LLC, 1st Lien Term Loan, 2.200%, due 11/18/13	1,238,717
	535,769			Emdeon Business Services LLC, Incremental Term Loan, 4.500%, due 11/18/13	538,783
	4,200,000	(4)		Emergency Medical Services Corporation, Term Loan, due 05/02/18	4,200,752
SEK	41,155			Gambro Holding AB, SEK Term Loan B4, 4.394%, due 06/05/14	6,645

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
SEK	41,842		Gambro Holding AB, SEK Term Loan B5, 4.394%, due 06/05/14	$6,756
SEK	41,842		Gambro Holding AB, SEK Term Loan C3, 5.098%, due 06/05/15	6,756
SEK	41,155		Gambro Holding AB, SEK Term Loan C4, 5.144%, due 06/05/15	6,645
	$32,575		Gambro Holding AB, Term Loan B, 2.445%, due 06/05/14	32,494
	32,575		Gambro Holding AB, Term Loan C, 3.195%, due 06/05/15	32,494
	2,850,000	(4)	Grifols S.A, Term Loan B, due 11/23/16	2,878,489
	2,419,375		Harlan Sprague Dawley, Inc., Term Loan B, 3.730%, due 07/11/14	2,253,043
	12,013,480		HCA, Inc., Extended Term Loan B2, 3.557%, due 03/31/17	11,963,419
	5,009,376		HCA, Inc., Extended Term Loan B3, 3.557%, due 05/01/18	4,965,544
	3,560,105		Health Management Associates, Inc., Term Loan B, 2.057%, due 02/28/14	3,484,008
	1,976,518		HGI Holding, Inc., Term Loan B, 6.750%, due 09/29/16	2,002,049
	2,350,000	(4)	Iasis Healthcare LLC, Term Loan, due 05/03/18	2,355,875
	2,351,506		IM US Holdings, LLC, 1st Lien Term Loan, 2.200%, due 06/26/14	2,323,582
	1,000,000		IM US Holdings, LLC, 2nd Lien Term Loan, 4.461%, due 06/26/15	993,750
EUR	2,000,000		IMS Health Incorporated, New EUR Term Loan B, 5.000%, due 08/25/17	2,908,657
	$4,679,392		IMS Health Incorporated, New Term Loan B, 4.500%, due 08/25/17	4,694,988
	764,750		inVentiv Health Inc., Incremental Term Loan B1, 4.750%, due 08/04/16	768,096
	2,123,977		inVentiv Health Inc., Replacement Term Loan B, 4.750%, due 08/04/16	2,133,269
	1,676,727		Medassets, Inc., New Term Loan, 5.250%, due 11/16/16	1,689,303
EUR	200,000		Molnlycke Health Care Group, EUR Term Loan B, 3.232%, due 03/30/15	287,504
EUR	146,261		Molnlycke Health Care Group, EUR Term Loan C, 3.482%, due 03/30/16	210,254
GBP	250,000		Molnlycke Health Care Group, GBP Term Loan B2, 2.629%, due 03/31/15	408,935
GBP	169,203		Molnlycke Health Care Group, GBP Term Loan C2, 2.879%, due 03/31/16	276,773
EUR	504,944		Nyco Holdings 3 ApS, EUR Term Loan B1 I, 4.950%, due 12/29/14	727,287
EUR	81,310		Nyco Holdings 3 ApS, EUR Term Loan B1 III, 4.950%, due 12/29/14	117,113
EUR	1,317,855		Nyco Holdings 3 ApS, EUR Term Loan B1 Il, 4.950%, due 12/29/14	1,898,149
EUR	51,795		Nyco Holdings 3 ApS, EUR Term Loan B1 IV, 4.950%, due 12/29/14	74,602
EUR	366,234		Nyco Holdings 3 ApS, EUR Term Loan B1 V, 4.950%, due 12/29/14	527,499
EUR	504,819		Nyco Holdings 3 ApS, EUR Term Loan C1 I, 5.700%, due 12/29/15	727,108
EUR	1,317,531		Nyco Holdings 3 ApS, EUR Term Loan C1 II, 5.700%, due 12/29/15	1,897,683
EUR	81,290		Nyco Holdings 3 ApS, EUR Term Loan C1 III, 5.700%, due 12/29/15	117,084
EUR	51,782		Nyco Holdings 3 ApS, EUR Term Loan C1 IV, 5.700%, due 12/29/15	74,584
EUR	366,144		Nyco Holdings 3 ApS, EUR Term Loan C1 V, 5.700%, due 12/29/15	527,370
	$4,700,000		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	4,479,688
	671,786		Physicians Oncology Services, L.P., New Term Loan B, 6.250%, due 01/31/17	670,946
	6,000,000	(4)	Quintiles Transnational Corp., New Term Loan B, 0.000%, due 06/08/18	5,966,250

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$1,870,321		Quintiles Transnational Corp., Term Loan B, 2.310%, due 03/29/13	$1,867,692
	997,500		Rural/Metro Operating Company, LLC, Term Loan B, 6.000%, due 11/24/16	1,004,358
	1,237,500		Skilled Healthcare Group, Inc., Term Loan B, 5.250%, due 04/08/16	1,235,760
	1,466,667		Sun Healthcare Group Inc., New Term Loan B, 7.500%, due 10/15/16	1,462,083
	2,666,666		Sunquest Information Systems, Inc., Term Loan, 6.250%, due 12/16/16	2,689,999
	2,887,500		Surgical Care Affiliates LLC, Term Loan, 2.307%, due 12/29/14	2,841,782
	982,481		Team Health, Inc., Term Loan, 2.308%, due 11/23/12	981,253
	304,286		United Surgical Partners International, Inc., Delayed Draw Term Loan, 2.220%, due 04/21/14	299,722
	1,610,323		United Surgical Partners International, Inc., Term Loan B, 2.249%, due 04/19/14	1,586,168
	2,873,047		Universal Health Services, Inc., New Term Loan B, 4.000%, due 11/15/16	2,890,555
	2,227,584		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	2,231,761
EUR	2,450,636		VWR International Inc., EUR Term Loan B, 3.740%, due 06/29/14	3,482,529
	$1,470,382		VWR International Inc., Term Loan, 2.691%, due 06/30/14	1,440,974
	1,028,571		Warner Chilcott Company LLC, New Term Loan B1, 4.250%, due 03/15/18	1,033,068
	514,286		Warner Chilcott Company LLC, New Term Loan B2, 4.250%, due 03/15/18	516,534
	707,143		Warner Chilcott Company LLC, New Term Loan B3, 4.250%, due 03/15/18	710,234
				149,654,964
Home & Office Furnishings: 1.3%
EUR	745,552	X	Global Garden Products Italy S.P.A., EUR Term Loan 1, 3.741%, due 08/31/16	943,550
EUR	745,552	X	Global Garden Products Italy S.P.A., EUR Term Loan 2, 3.741%, due 08/31/17	943,550
EUR	322,330		Hilding Anders, EUR Term Loan B, 4.781%, due 04/25/15	420,293
SEK	25,187,946		Hilding Anders, SEK Term Loan B, 5.770%, due 03/31/15	3,492,919
	$931,812		National Bedding Company, 1st Lien Term Loan, 3.813%, due 02/28/13	922,494
	2,500,000	(4)	Springs Window Fashions, LLC, New Term Loan B, due 05/26/17	2,468,750
	2,022,151		Springs Window Fashions, LLC, Term Loan B, 3.063%, due 12/31/12	2,013,304
				11,204,860
Insurance: 2.2%
	1,882,016		AmWINS Group, Inc., 1st Lien Term Loan, 2.781%, due 06/08/13	1,865,549
	1,950,113		Applied Systems Inc., 1st Lien Term Loan, 5.500%, due 12/08/16	1,963,925
	400,000		Applied Systems Inc., 2nd Lien Term Loan, 9.250%, due 06/07/17	405,333
	2,622,553		C.G. JCF CORP., Term Loan, 3.200%, due 08/01/14	2,586,493
	2,486,845		HMSC Corporation, 1st Lien Term Loan, 2.442%, due 04/03/14	1,952,173

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Insurance: (continued)
	$985,000		Hub International Limited, Add on Term Loan B, 6.750%, due 06/13/14	$989,556
	442,966		Hub International Limited, Delayed Draw Term Loan, 2.807%, due 06/13/14	437,651
	1,970,619		Hub International Limited, Initial Term Loan, 2.807%, due 06/13/14	1,946,971
	4,992,308		Sedgwick Holdings, Inc., New Term Loan, 5.000%, due 12/30/16	5,000,045
	591,000		USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	590,015
	2,219,842		USI Holdings Corp., Term Loan, 2.700%, due 05/05/14	2,182,382
				19,920,093
Leisure, Amusement, Entertainment: 2.5%
	2,731,869		24 Hour Fitness Worldwide, Inc, New Term Loan, 6.750%, due 04/22/16	2,718,209
	1,221,225		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B, 2.707%, due 12/31/13	1,199,199
	824,903		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.707%, due 12/31/13	810,025
	1,815,364		AMF Bowling Worldwide, Inc., Term Loan B, 2.711%, due 06/08/13	1,638,366
	3,069,601		Cedar Fair, L.P., New Term Loan B, 4.000%, due 12/15/17	3,090,704
	5,369,239	(4)	HIT Entertainment, Inc., Term Loan, 5.523%, due 06/01/12	5,325,613
	990,000		Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	995,408
	4,195,067		NEP II, INC, Extended Term Loan B2, 3.560%, due 02/16/17	4,179,336
	2,593,500		Regal Cinemas Corporation, Term Loan B, 3.557%, due 08/23/17	2,595,391
				22,552,251
Lodging: 0.5%
	965,000		Audio Visual Services Corporation, New Term Loan, 2.560%, due 02/28/14	825,075
EUR	1,250,000		Scandic Hotels AB, EUR Term Loan B2, 3.833%, due 07/09/15	1,651,625
EUR	1,250,000		Scandic Hotels AB, EUR Term Loan C2, 3.833%, due 07/09/16	1,651,625
				4,128,325
Machinery: 0.9%
	$480,702		Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	485,308
	2,970,506		Bucyrus International, Inc., Term Loan C, 4.250%, due 02/19/16	2,983,019
EUR	1,052,629		Kion Group GMBH, EUR Term Loan B1, 4.700%, due 12/23/14	1,487,346
EUR	989,291		Kion Group GMBH, EUR Term Loan C1, 4.950%, due 12/23/15	1,397,850
	$511,168		Kion Group GMBH, Term Loan B2, 2.461%, due 12/23/14	497,431
	511,168		Kion Group GMBH, Term Loan C2, 2.711%, due 12/23/15	497,431
	984,496		NACCO Materials Handling Group, Inc., Term Loan, 2.059%, due 03/22/13	975,882
				8,324,267
Mining, Steel, Iron & Nonprecious Metals: 1.9%
	3,600,000		Fairmount Minerals, Ltd., New Term Loan B, 5.250%, due 03/01/17	3,616,499
	630,724		Noranda Aluminum Acquisition Corp., Term Loan B, 1.941%, due 05/18/14	625,468
	5,162,063		Novelis Inc., New Term Loan B, 4.000%, due 03/10/17	5,195,131
	3,099,586		Oxbow Carbon LLC, Extended Term Loan B, 3.800%, due 05/08/16	3,111,854

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
	$4,250,000	Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	$4,270,527
			16,819,479
Non-North American Cable: 2.3%
EUR	224,968	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B Kabelcom, 4.482%, due 09/15/14	326,065
EUR	494,984	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B1, 4.482%, due 09/15/14	717,423
EUR	285,113	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B2, 4.482%, due 09/15/14	413,239
EUR	2,570,000	Kabel Deutschland, EUR Term Loan D, 5.232%, due 12/13/16	3,739,421
EUR	235,541	Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.611%, due 12/31/15	318,588
EUR	442,395	Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.611%, due 12/31/15	598,374
EUR	66,513	Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 5.111%, due 06/16/14	90,442
EUR	108,521	Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 5.111%, due 06/16/14	147,564
EUR	172,351	Numericable (YPSO France SAS), EUR Tranche Recap B1, 5.111%, due 06/16/14	234,357
EUR	5,268,168	UPC Broadband Holding B.V, EUR Term Loan S, 4.989%, due 12/31/16	7,561,260
EUR	3,648,797	UPC Broadband Holding B.V, EUR Term Loan U, 5.239%, due 12/31/17	5,249,389
	$256,219	UPC Broadband Holding B.V, Term Loan T, 3.711%, due 12/30/16	257,179
	644,864	UPC Broadband Holding B.V, Term Loan X, 3.711%, due 12/29/17	646,207
			20,299,508
North American Cable: 10.3%
	2,215,298	Atlantic Broadband, New Term Loan B, 4.000%, due 03/08/16	2,225,672
	2,194,500	Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	2,209,462
	27,803,608	Cequel Communications, LLC, New Term Loan, 2.209%, due 11/05/13	27,714,553
	14,781,171	Charter Communications Operating, LLC, Extended Term Loan, 3.560%, due 09/06/16	14,815,774
	47,274	Charter Communications Operating, LLC, Replacement Term Loan, 2.190%, due 03/06/14	47,304
	15,046,702	CSC Holdings, Inc. (Cablevision), Extended Term Loan B-3, 2.059%, due 03/29/16	15,080,527
	5,276,372	Insight Midwest Holdings, LLC, Initial Term Loan, 2.002%, due 04/07/14	5,221,962
	1,596,000	Knology Inc, New Term Loan B, 4.000%, due 08/18/17	1,598,993
	8,044,930	Mediacom Broadband LLC, Tranche D-1 Term Loan, 1.920%, due 01/31/15	7,866,598
	3,546,000	Mediacom LLC Group, Tranche D Term Loan, 5.500%, due 03/31/17	3,567,425
	3,970,000	Mediacom LLC Group, Tranche E Term Loan, 4.500%, due 10/23/17	3,973,970
	1,659,996	San Juan Cable LLC, 1st Lien Term Loan, 2.060%, due 10/31/12	1,655,154
	5,665,966	Wideopenwest Finance, LLC, Term Loan B, 2.698%, due 06/28/14	5,523,433
			91,500,827

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Oil & Gas:1.2%
	$1,943,974		CGGVeritas Services Inc., Term Loan B2, 6.036%, due 01/12/16	$1,956,124
	4,308,824		Frac Tech International, LLC, Term Loan B, 6.250%, due 05/06/16	4,321,517
	1,112,339		Hercules Offshore, LLC, Term Loan B, 7.500%, due 07/11/13	1,110,552
	2,920,000		MEG Energy Corp., New Term Loan B, 4.000%, due 03/16/18	2,934,372
				10,322,565
Other Broadcasting and Entertainment: 1.8%
	3,482,500		Getty Images, Inc, New Term Loan, 5.250%, due 11/07/16	3,510,252
	1,995,000		The Weather Channel, New Term Loan B, 4.250%, due 02/13/17	2,011,002
	166,624		VNU, Class A Term Loan, 2.206%, due 08/09/13	166,225
	5,896,789		VNU, Class B Term loan, 3.956%, due 05/02/16	5,912,144
	4,719,780		VNU, Class C Term Loan, 3.456%, due 05/02/16	4,717,250
				16,316,873
Other Telecommunications: 3.0%
	1,995,000		Alaska Communications Systems Holdings, Inc., Term Loan B, 5.500%, due 10/21/16	2,007,968
	350,000	(4)	Asurion, LLC, New 1st Lien Term Loan, due 05/24/18	347,447
	2,700,000	(4)	Asurion, LLC, New 2nd Lien Term Loan, due 05/24/19	2,729,813
EUR	1,679,980		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan B, 3.107%, due 09/30/14	2,183,516
EUR	1,680,261		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan C, 3.357%, due 09/30/15	2,183,882
	$1,000,000		Consolidated Communications, Inc., Term Loan B, 2.720%, due 12/31/14	980,000
	938,165	(2)	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, due 11/01/15	965,221
	4,200,000		MetroPCS Wireless, Inc., Incremental Term Loan B3, 4.000%, due 05/18/18	4,194,750
	1,000,000	(4)	PAETEC Holding Corp, Term Loan, due 04/21/17	1,002,500
	3,100,000		U.S. Telepacific Corp, New Term Loan B, 5.750%, due 02/23/17	3,096,125
EUR	4,500,000	(4)	Wind Telecommunicazioni S.P.A., EUR Term Loan B1, due 12/15/17	6,526,714
				26,217,936
Personal & Nondurable Consumer Products: 2.2%
	$365,000		Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, due 06/18/18	373,973
	1,995,000		Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, due 12/18/17	2,007,958
	2,441,336		Bushnell, Inc., 1st Lien Term Loan, 4.562%, due 08/24/13	2,398,613
	1,000,303		Fender Musical Instruments Corp., Delayed Draw Term Loan, 2.450%, due 06/09/14	972,795
	1,980,005		Fender Musical Instruments Corp., Term Loan B, 2.450%, due 06/09/14	1,925,555
	993,250		Hillman Group (The), Inc., Term Loan B, 5.000%, due 05/27/16	998,216
	1,614,124		Huish Detergents, Inc., Term Loan B, 2.200%, due 04/26/14	1,558,974
	1,600,000		Information Resources, Inc., New Term Loan B, 0.000%, due 11/28/17	1,604,000
	231,374		Information Resources, Inc., Term Loan B, 5.250%, due 05/16/14	231,374

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Personal & Nondurable Consumer Products: (continued)
	$2,237,700		Jarden Corporation, New Term Loan B, 3.242%, due 01/31/17	$2,255,649
	1,672,779		KIK Custom Products, Inc., 1st Lien Term Loan, 2.530%, due 06/02/14	1,474,136
	286,762		KIK Custom Products, Inc., Canadian Term Loan, 2.530%, due 06/02/14	252,709
	1,000,000	(4)	Revlon Consumer Products Corporation, New Term Loan B, 0.000%, due 12/01/17	1,004,125
	2,032,985		Spectrum Brands, Inc., New Term Loan B, 5.000%, due 06/17/16	2,054,405
				19,112,482
Personal, Food & Miscellaneous: 3.7%
	3,060,000		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	3,068,798
EUR	2,618,438		Burger King Corporation, New EUR Term Loan B, 4.750%, due 10/19/16	3,782,963
	$3,432,258		Burger King Corporation, New Term Loan B, 4.500%, due 10/19/16	3,429,794
	1,932,000		Dennys, Inc, New Term Loan B, 5.250%, due 02/24/17	1,951,320
	1,811,760		DineEquity Inc., New Term Loan B, 4.250%, due 10/19/17	1,820,494
	3,511,200		Dunkin Brands, Inc., New Term Loan B, 4.250%, due 11/23/17	3,519,978
	2,573,214		N.E.W. Customer Services Companies, Inc., Secured Term Loan, 6.000%, due 03/23/16	2,571,071
	2,992,500		NBTY, Inc., New Term Loan B, 4.250%, due 10/02/17	2,997,402
	671,679		OSI Restaurant Partners, Inc., Revolver, 4.035%, due 06/14/13	654,887
	6,692,820		OSI Restaurant Partners, Inc., Term Loan B, 2.500%, due 06/14/14	6,525,498
	750,000		Seminole Hard Rock Entertainment, Inc., Floating Rate Note, 0.000%, due 03/15/14	731,250
	1,414,315		Wendys/Arbys Restaurants, LLC, Term Loan B, 5.000%, due 05/24/17	1,422,714
				32,476,169
Printing & Publishing: 9.0%
	1,255,694		Black Press, Ltd., Term Loan B1, 2.254%, due 08/02/13	1,205,466
	762,386		Black Press, Ltd., Term Loan B2, 2.254%, due 08/02/13	731,890
	1,836,411	(2)	Caribe Information Investments Inc., Term Loan, 0.000%, due 03/31/13	550,923
	9,932,267		Cengage Learning, Inc., Term Loan, 2.440%, due 07/03/14	9,283,571
	2,374,050		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	2,396,010
	1,727,932		CW Acquisition Limited Partnership, Tranche C Term Loan, 6.250%, due 07/13/16	1,747,371
	2,215,563		Dex Media East, LLC, New Term Loan, 2.776%, due 10/24/14	1,743,832
	1,939,967		Dex Media West, LLC, New Term Loan, 7.000%, due 10/24/14	1,722,530
EUR	666,667		Flint Group Holdings S.A.R.L., EUR Term Loan B8 AEB, 5.783%, due 05/29/15	963,560
	$841,151		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.711%, due 12/31/14	839,487
	353,279		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.711%, due 12/31/14	352,580
	2,333,333		Flint Group Holdings S.A.R.L., Term Loan B9, 4.711%, due 05/29/15	2,328,716
	1,277,104		Flint Group Holdings S.A.R.L., Term Loan C7, 4.711%, due 12/31/15	1,274,577
	1,645,773		Hanley Wood, LLC, New Term Loan B, 2.563%, due 03/08/14	1,020,379

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Printing & Publishing: (continued)
	$1,291,108			Intermedia Outdoor, Inc., 1st Lien Term Loan, 3.057%, due 01/31/13	$1,226,552
EUR	1,487,172			Mediannuaire Holding, EUR Term Loan B3, 3.925%, due 10/12/15	1,631,302
EUR	1,486,320			Mediannuaire Holding, EUR Term Loan C2, 3.925%, due 10/12/15	1,630,367
	$4,761,595			Merrill Communications, LLC, Term Loan, 7.500%, due 12/24/12	4,749,691
	1,812,546			Nelson Canada, Term Loan, 2.807%, due 07/05/14	1,667,542
EUR	533,360			PagesJaunes Groupe SA, EUR Term Loan A3, 4.711%, due 11/22/13	717,832
AUD	22,320,730			PBL Media, AUD Term Loan B, 7.425%, due 02/05/13	22,739,140
	$1,650,223			Penton Media, Inc, New Term Loan B, 5.006%, due 08/01/14	1,384,125
	3,407,417			Quad/Graphics, Inc., Term Loan B, 5.500%, due 04/14/16	3,414,515
	4,047,000			R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	3,025,132
	1,510,345			Source Media Inc., New Term Loan B — Accuity, 6.500%, due 01/21/17	1,519,784
	475,862			Source Media Inc., New Term Loan B — Source, 6.500%, due 01/21/17	478,836
	2,000,000			Springer Science + Business Media S.A., Term Loan A, 6.752%, due 06/17/16	2,010,000
	6,632,921			SuperMedia, Inc., Exit Term Loan, 11.000%, due 12/31/15	4,371,513
	990,525			Thomas Nelson Publishers, New Term Loan, 9.000%, due 06/14/16	970,715
	1,491,225	(2	)(3)	Tribune Company, Term Loan B, 0.000%, due 06/04/14	1,013,846
	1,585,083			Yell Group PLC, New Term Loan B1, 3.941%, due 07/31/14	664,151
					79,375,935
Radio and TV Broadcasting: 5.3%
	694,657			Citadel Broadcasting Corporation, New Term Loan B, 4.250%, due 12/30/16	695,812
	5,000,000	(4)		Clear Channel Communications, Inc., Term Loan B, 0.000%, due 01/28/16	4,385,765
	1,338,663	(3)		CMP KC, LLC, Term Loan, 3.441%, due 06/03/11	167,333
	3,412,042			CMP Susquehanna Corporation, Term Loan, 2.250%, due 05/05/13	3,370,654
	1,885,545			FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,889,307
	285,714			Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, due 04/30/18	291,429
	1,275,000			Hubbard Radio LLC, Term Loan B, 5.250%, due 04/28/17	1,286,953
	1,743,848			Local TV Finance, LLC, Term Loan B, 2.310%, due 05/07/13	1,713,330
	200,000	(4)		Nexstar Broadcasting, Inc., Add on Delayed Draw Term Loan, 0.000%, due 09/30/16	201,750
	500,000			Nexstar Broadcasting, Inc., Delayed Draw Term Loan, 5.565%, due 09/30/16	504,375
	580,613			Nexstar Broadcasting, Inc., Old Mission Term Loan, 5.000%, due 09/30/16	585,693
	908,138			Nexstar Broadcasting, Inc., Term Loan B, 5.565%, due 09/30/16	907,002
EUR	64,386			ProSiebenSat.1 Media AG, EUR Term Loan B2, 2.685%, due 07/02/14	89,935
EUR	1,186,386			ProSiebenSat.1 Media AG, EUR Term Loan B3 — BankDeal(11194) merge duplicate, 2.685%, due 07/02/14	1,657,148
EUR	220,233			ProSiebenSat.1 Media AG, EUR Term Loan B3 MC (2), 2.685%, due 03/02/15	307,622
EUR	35,934			ProSiebenSat.1 Media AG, EUR Term Loan C2, 3.310%, due 07/03/15	50,766

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: (continued)
EUR	798,662		ProSiebenSat.1 Media AG, EUR Term Loan C3, 3.310%, due 06/26/15	$1,128,336
	$1,000,000	(4)	Raycom TV Broadcasting, LLC, Term Loan B, due 05/31/17	1,001,563
	1,444,933	X	Regent Communications, Secured Cash Term Loan, 5.250%, due 04/27/14	1,416,034
	951,045		Sinclair Television Group, Inc, New Term Loan B, 4.000%, due 10/28/16	955,404
	1,943,888		Spanish Broadcasting Systems, 1st Lien Term Loan, 2.060%, due 06/11/12	1,887,175
	23,312,965		Univision Communications, Inc., Extended Term Loan, 4.441%, due 03/31/17	22,575,692
				47,069,078
Retail Stores: 10.7%
	2,487,500		Amscan Holdings, Inc., Term Loan B, 6.750%, due 12/04/17	2,503,825
	4,987,500		Burlington Coat Factory, Term Loan B, 6.250%, due 02/18/17	4,996,852
	2,824,674		Claires Stores, Inc., Term Loan B, 3.051%, due 05/29/14	2,610,078
	7,256,413		Dollar General Corporation, Tranche B-1 Term Loan, 2.973%, due 07/07/14	7,254,584
	1,875,000		General Nutrition Centers, Inc., New Term Loan B, 4.250%, due 03/02/18	1,879,922
	3,782,785		Guitar Center, Inc., Extended Term Loan, 5.560%, due 04/10/17	3,609,605
	3,192,000		Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, due 12/22/17	3,255,840
EUR	1,500,000		HEMA Holding B.V., EUR Term Loan B, 3.250%, due 07/06/15	2,150,034
EUR	1,500,000		HEMA Holding B.V., EUR Term Loan C, 4.000%, due 07/05/16	2,150,034
	$4,250,000		J. Crew, New Term Loan B, 4.750%, due 03/07/18	4,177,287
	3,900,000		Jo-Ann Stores, Inc., Term Loan, 4.750%, due 03/16/18	3,869,775
	1,596,000		Leslies Poolmart, Inc., Term Loan B, 4.500%, due 11/21/16	1,606,973
EUR	530,263		Maxeda DIY Group B.V., EUR Term Loan B, 3.987%, due 06/29/15	717,795
EUR	719,737		Maxeda DIY Group B.V., EUR Term Loan B2, 4.005%, due 08/01/15	974,278
EUR	530,263		Maxeda DIY Group B.V., EUR Term Loan C, 4.537%, due 06/27/16	717,795
EUR	719,737		Maxeda DIY Group B.V., EUR Term Loan C2, 4.494%, due 08/01/16	974,278
	$1,705,829		Michaels Stores, Inc., Term Loan B1, 2.563%, due 10/31/13	1,688,447
	2,295,648		Michaels Stores, Inc., Term Loan B2, 4.813%, due 07/31/16	2,306,330
	9,963,834	(4)	Neiman Marcus Group, Inc, New Term Loan, 4.750%, due 05/16/18	9,923,012
	6,138,000		Petco Animal Supplies, Inc., New Term Loan, 4.500%, due 11/24/17	6,146,771
GBP	2,500,000		Pets at Home Group Limited, GBP Term Loan B, 5.628%, due 01/24/17	4,154,129
EUR	189,372		Picard Groupe, EUR Term Loan B1, 5.320%, due 09/14/17	275,166
EUR	810,628		Picard Groupe, EUR Term Loan B2, 5.320%, due 09/14/17	1,177,878
	$1,200,000		Pilot Travel Centers LLC, New Term Loan B, 4.250%, due 03/30/18	1,207,406
	3,744,247		Rite Aid Corporation, Term Loan B, 1.953%, due 06/04/14	3,597,207
	1,337,246		Rite Aid Corporation, Tranche 5, 4.500%, due 02/28/18	1,324,710
	2,208,389		Sally Holding LLC, Term Loan B, 2.440%, due 11/15/13	2,211,977
	1,500,000		Savers, New Term Loan B, 4.250%, due 03/03/17	1,509,050
	5,135,130		The Gymboree Corporation, New Term Loan, 5.000%, due 02/23/18	5,045,265

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Retail Stores: (continued)
	$1,400,000	(4)	Toys "R" Us, Inc., Incremental Term Loan B2, due 06/14/18	$1,390,718
	3,816,163		Toys "R" Us, Inc., New Term Loan, 6.000%, due 09/01/16	3,830,729
EUR	1,863,011		Vivarte S.A.S., EUR Facility B1, 3.250%, due 03/09/15	2,585,886
EUR	1,863,011		Vivarte S.A.S., EUR Facility C1, 3.750%, due 03/08/16	2,585,886
				94,409,522
Satellite: 0.3%
	$3,000,000		Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, due 04/02/18	3,023,541
				3,023,541
Telecommunications Equipment: 1.5%
	4,006,176		CommScope, Inc., New Term Loan B, 5.000%, due 01/14/18	4,033,718
GBP	2,383,255		Macquarie UK Broadcast Ventures Limited, GBP Term Loan A2, 2.877%, due 12/01/14	3,628,495
	$1,266,825		Syniverse Holdings, Inc., Term Loan B, 5.250%, due 12/21/17	1,276,921
EUR	1,500,000		TDF SA, EUR Term Loan B, 3.232%, due 01/30/15	1,980,332
EUR	1,500,000		TDF SA, EUR Term Loan C, 3.482%, due 01/29/16	1,980,332
				12,899,798
Textiles & Leather: 0.2%
EUR	812,852		Phillips-Van Heusen Corporation, New EUR Term Loan B, 4.180%, due 02/26/16	1,171,925
	$645,662		Phillips-Van Heusen Corporation, New Term Loan B1, 3.500%, due 05/06/16	654,309
	250,000		Renfro (RC Merger Corp.), Term Loan B, 5.500%, due 05/23/17	249,844
				2,076,078
Utilities: 5.1%
	3,600,000	(4)	AES Corporation, New Term Loan, due 05/17/18	3,601,127
	4,400,000		Calpine Corp, New Term Loan, 4.500%, due 04/02/18	4,418,700
	610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.813%, due 05/01/14	576,936
	940,909		Great Point Power, LLC, Delayed Draw Term Loan, 3.784%, due 03/10/17	950,317
	444,571		MACH Gen, LLC., Letter of Credit, 2.307%, due 02/22/13	416,044
	7,554,620		NRG Energy, Inc., Extended Letter of Credit, 3.557%, due 08/31/15	7,572,917
	1,768,373		NRG Energy, Inc., Extended Term Loan B, 3.469%, due 08/31/15	1,772,380
	2,892		NRG Energy, Inc., Synthetic Letter of Credit, 2.057%, due 02/01/13	2,891
	266,572		NRG Energy, Inc., Term Loan, 2.057%, due 02/01/13	266,468
	2,977,612		Race Point Power, Term Loan, 7.751%, due 11/09/17	2,996,222
	27,080,819	(4)	Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.738%, due 10/10/17	21,442,945
	1,500,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan C, 4.557%, due 12/15/14	1,472,813
				45,489,760
			Total Senior Loans (Cost $1,212,069,440)	1,210,933,846

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Other Corporate Debt: 1.4%
Cargo Transport: 0.0%
$297,646		US Shipping Partners L.P., Subordinated Term Loan, 2.500%, due 08/07/13	$87,309
			87,309
Chemicals, Plastics & Rubber: 0.7%
5,269,044		Lyondell Chemical Company, Fixed Rate Note, 11.000%, due 05/01/18	5,960,606
			5,960,606
Diversified / Conglomerate Manufacturing: 0.7%
2,383,164		Flextronics International, Ltd., Delayed Draw A-1A Term Loan, 2.443%, due 10/01/14	2,366,284
80,886		Flextronics International, Ltd., Delayed Draw A-1-B Term Loan, 2.441%, due 10/01/14	80,312
3,338,233		Flextronics International, Ltd., Term Loan A, 2.459%, due 10/01/14	3,314,589
			5,761,185
Radio and TV Broadcasting: 0.0%
429,210	X	Regent Communications, Subordinated Term Loan, 12.000%, due 10/27/14	386,289
			386,289
		Total Other Corporate Debt (Cost $11,963,469)	12,195,389
Equities and Other Assets: 1.6%
	Description		Value
(1), (@), (R), X	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		$—
(@), (R), X	Ascend Media (Residual Interest)		—
(@), (R), X	Block Vision Holdings Corporation (719 Common Shares)		—
(2), (@), (R), X	Cedar Chemical (Liquidation Interest)		—
(@)	Citadel (33,239 Class B Shares)		1,118,492
(@)	Citadel (40,423 Class A Shares)		1,354,171
(@), X	Contech (Residual Interest)		—
(2), (@), (R), X	Enterprise Profit Solutions (Liquidation Interest)		—
(4), (@), (R), X	Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(@), X	Faith Media Holdings, Inc. (7,725 Class A-1 Shares)		397,817
(2), (@), (R), X	Ferretti SPA (Warrants for 0.111% Participation Interest)		—
(2), (@), (R), X	Gainey Corporation (Residual Interest)		—
(@), X	Global Garden (138,579 Class A3 Shares)		—
(@), X	Global Garden (14,911 Class A1 Shares)		—
(@), X	Glodyne Technoserve, Ltd. (92,471 Common Shares)		706,788
(@), X	Glodyne Technoserve, Ltd. (Escrow Account)		151,992
(2), (@), (R), X	Grand Union Company (Residual Interest in Bankruptcy Estate)		—

See Accompanying Notes to Financial Statements

  ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

	Description	Value
(@)	Hawaiian Telcom (31,238 Common Shares)	$868,416
(2), (@), (R), X	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R), X	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R), X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@)	Mega Brands Inc. (195,762 Common Shares)	94,971
(@)	Metro-Goldwyn-Mayer, Inc. (351,820 Common Shares)	8,003,905
(@), X	Northeast Biofuels (Residual Interest)	—
(2), (@)	RDA Holding Co. (8,597 Common Shares)	291,765
(@), (R), X	Safelite Realty Corporation (57,804 Common Shares)	305,205
(2), (@), (R)	Supermedia, Inc. (32,592 Common Shares)	141,449
(@), X	Townsquare Media, LLC (314,505 Common Shares)	909,046
(@), X	Townsquare Media, LLC (314,505 Preferred Shares)	—
(2), (@), (R), X	US Office Products Company (Residual Interest in Bankruptcy Estate)	—
(2), (@), X	US Shipping Partners, L.P. (19,404 Common Shares)	—
(2), (@), X	US Shipping Partners, L.P. (275,292 Contingency Rights)	—
	Total for Equities and Other Assets (Cost $13,000,307)	14,344,042
	Total Investments (Cost $1,237,033,216)**	$1,237,473,277
	Other Assets and Liabilities — Net	(351,544,723)
	Net Assets	$885,928,554

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  X  Fair value determined by ING Funds Valuation Committee appointed by the Trust's Board of Directors/Trustees.

  AUD  Australian Dollar

  GBP  British Pound Sterling

  EUR  Euro

  SEK  Swedish Kronor

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

  **  For Federal Income Tax purposes cost of investments is $1,237,095,604.

    Net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$22,433,570
Gross Unrealized Depreciation	(22,055,897)
Net Unrealized Appreciation	$377,673

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 05/31/11
Asset Table
Investments, at value
Senior Loans	$—	$1,207,630,712	$3,303,134	$1,210,933,846
Other Corporate Debt	—	11,809,100	386,289	12,195,389
Equities and Other Assets	3,869,265	8,003,905	2,470,872	14,344,042
Total Investments, at value	$3,869,265	$1,227,443,717	$6,160,295	$1,237,473,277
Other Financial Instruments+
Forward foreign currency contracts	—	2,411,622	—	2,411,622
Unfunded commitments	—	1,619	—	1,619
Total Assets	$3,869,265	$1,229,856,958	$6,160,295	$1,239,886,518
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(1,988,247)	$—	$(1,988,247)
Unfunded commitments	—	(17,783)	—	(17,783)
Total Liabilities	$—	$(2,006,030)	$—	$(2,006,030)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust's assets and liabilities during the periodended May 31, 2011:

	Beginning Balance at 02/28/11	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$3,230,802	$—	$—	$—	$—	$72,332
Other Corporate Debt	363,879	22,410	—	—	—	—
Equities and Other Assets	2,323,529	—	—	—	(40,230)	187,573
Total	$5,918,210	$22,410	$—	$—	$(40,230)	$259,905

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 05/31/11
Senior Loans	$—	$—	$3,303,134
Other Corporate Debt	—	—	386,289
Equities and Other Assets	—	—	2,470,872
Total	$—	$—	$6,160,295

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

As of May 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $147,343.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust's policy is to recognize transfers between levels at the end of the reporting period.

At May 31, 2011 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 21,665,000	Sell	06/07/11	$21,377,218	$23,087,724	$(1,710,506)
State Street Bank	British Pound Sterling GBP 11,700,000	Sell	06/07/11	19,319,856	19,247,700	72,156
State Street Bank	British Pound Sterling GBP 2,506,000	Sell	08/08/11	4,135,276	4,119,483	15,793
State Street Bank	Euro EUR 58,425,000	Sell	06/07/11	86,155,236	84,014,584	2,140,652
State Street Bank	Euro EUR 10,000,000	Sell	07/11/11	14,256,267	14,368,615	(112,348)
State Street Bank	Euro EUR 4,855,000	Sell	08/08/11	7,153,603	6,970,582	183,021
State Street Bank	Sweden Kronor SEK 8,483,750	Sell	06/07/11	1,325,556	1,373,033	(47,477)
State Street Bank	Sweden Kronor SEK 25,479,250	Sell	07/11/11	4,002,035	4,116,244	(114,209)
State Street Bank	Sweden Kronor SEK 677,000	Sell	08/08/11	105,494	109,201	(3,707)
				$157,830,541	$157,407,166	$423,375

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2011 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2011	February 8, 2011	February 23, 2011

February 28, 2011	March 8, 2011	March 22, 2011

March 31, 2011	April 7, 2011	April 25, 2011

April 29, 2011	May 6, 2011	May 23, 2011

May 31, 2011	June 8, 2011	June 22, 2011

June 30, 2011	July 7, 2011	July 22, 2011

July 29, 2011	August 8, 2011	August 22, 2011

August 31, 2011	September 8, 2011	September 22, 2011

September 30, 2011	October 6, 2011	October 24, 2011

October 31, 2011	November 8, 2011	November 22, 2011

November 30, 2011	December 8, 2011	December 22, 2011

December 20, 2011	December 28, 2011	January 12, 2012

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2011 was 3,896 which does not include approximately 48,249 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 28, 2010 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

QR-UPRT

(0511-072211)